Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
As of December 31, 2025 and 2024, property and equipment, net, was as follows:

	December 31,
	2025	2024
Laptops and IT equipment	$216,535	$82,437
Lab equipment	711,930	618,314
Furniture and fixtures	45,370	42,375
Leasehold improvements	208,031	192,568
Construction in progress	3,058	—

Property and equipment, gross	1,184,924	935,694
Less: accumulated depreciation	(350,141)	(132,587)

Property and equipment, net	$834,783	$803,107